Derivative instruments - Ineffectiveness Recorded in Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	$ (15.5)	$ (3.6)	$ (2.2)
Other
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	0.0	0.0	0.0
Fair value hedges of securities
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(14.8)	(0.5)	4.1
Fair value hedges of long-term debt
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	(6.7)	(3.1)	(6.3)
Cash flow hedges
Derivative Instruments, Gain (Loss) [Line Items]
Ineffectiveness related to derivatives and hedging relationships	$ 6.0	$ 0.0	$ 0.0